UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    G.P. WAKEFIELD BUXTON
Address: 2071 CHAIN BRIDGE ROAD

         VIENNA, VA 22182

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     CATHERINE HOUSER
Title:    VP & TOM
Phone:    304-424-8751
Signature, Place, and Date of Signing:

    G.P. WAKEFIELD BUXTON  VIENNA, VA    OCTOBER 02, 2006


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       18

Form 13F Information Table Entry Total:         $3,658



List of Other Included Managers:

NONE


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
                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --- ---  --- ---- ------- ------------- ------- --------- ------
AVALONBAY COMMUNITIES INC.     COM              053484101      327     2720 SH       SOLE                     2720
BP AMOCO P L C                 COM              055622104       26      401 SH       SOLE                      401
BP AMOCO P L C                 COM              055622104      214     3266 SH       DEFINED                  3266
BANK AMERICA CORP              COM              060505104      203     3803 SH       SOLE                     3803
BANK AMERICA CORP              COM              060505104       13      248 SH       DEFINED                   248
EXXON MOBIL CORP               COM              30231G102      387     5770 SH       SOLE                     5770
EXXON MOBIL CORP               COM              30231G102       52      786 SH       DEFINED                   786
FUSION TELECOMMUNICATIONS IN   COM              36113B301       88    51581 SH       SOLE                    51581
GENERAL ELECTRIC CO    COMMON  COM              369604103      521    14771 SH       SOLE                    14771
GENERAL ELECTRIC CO    COMMON  COM              369604103        6      175 SH       DEFINED                   175
S&P MID CAP 400 DEP RECPTS UIT COM              595635103      533     3875 SH       SOLE                     3875
S&P MID CAP 400 DEP RECPTS UIT COM              595635103      117      850 SH       DEFINED                   850
PEPSICO INC       COMMON       COM              713448108      200     3070 SH       SOLE                     3070
PEPSICO INC       COMMON       COM              713448108       50      774 SH       DEFINED                   774
PROCTER & GAMBLE CO     COMMON COM              742718109      554     8949 SH       SOLE                     8949
PROCTER & GAMBLE CO     COMMON COM              742718109       27      450 SH       DEFINED                   450
UNITED BANKSHARES INC    COMMO COM              909907107      340     9159 SH       SOLE                     9159
IP2M, INC.                     COM              993003482        0    30000 SH       SOLE                    30000